FERROSUR ROCA S.A. CONCESSION AND RELATED RAIL SERVICES (Details)	12 Months Ended
Dec. 31, 2023 contract
Disclosue Of Concession [line items]
Proportion of ownership interest in subsidiary	16.00%
Actual term for concession agreements	30 years
Actual term for concession agreements, extension	10 years
Expiration period for concession agreements	March 2023
Number of private concessions contract still in force	3,000,000
Maximum
Disclosue Of Concession [line items]
Extension term for concession agreements	10 years
Cofesur S.A.U
Disclosue Of Concession [line items]
Proportion of ownership interest in subsidiary	80.00%
National State
Disclosue Of Concession [line items]
Proportion of ownership interest in subsidiary	16.00%
Workers of Ferrosur Roca S.A.
Disclosue Of Concession [line items]
Proportion of ownership interest in subsidiary	4.00%